Document and Entity Information	Mar. 16, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001858848
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Tenaya Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40656
Entity Tax Identification Number	81-3789973
Entity Address, Address Line One	171 Oyster Point Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	825-6990
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TNYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false